Related Party Transactions - IPO and Private Placement (Details) $ in Thousands				3 Months Ended	12 Months Ended
	Feb. 12, 2018 shares	Mar. 15, 2017 USD ($) person director shares	Aug. 04, 2016 USD ($) person director shares	Mar. 31, 2018 USD ($) item shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Issuance of stock (in shares) | shares	3,592,858			3,592,858
Gross proceeds | $				$ 25,150	$ 25,150		$ 30,278
IPO
Related Party Transaction [Line Items]
Number of shares sold to 5 officers and 3 board members | shares			154,450
Number of officers | person			5
Number of board members | director			3
Proceeds from issuance of shares to 5 officers and 3 board members | $			$ 1,500
Number of shares sold to 1 investor related to 1 of the Company's directors | shares			500,000
Number of investor related to 1 of the Company’s directors | person			1
Number of shares sold to 14 investors who are related to 5 officers of the Company | shares			47,000
Proceeds from issuance of shares to 14 investors who are related to 5 officers of the Company | $			$ 500
Number of investors related to 5 officers of the company | person			14
Issuance of stock (in shares) | shares			3,000,000
Proceeds from issuance of shares to 1 investor related to 1 of the Company's directors | $			$ 5,000
Private placement
Related Party Transaction [Line Items]
Issuance of stock (in shares) | shares		1,324,256
Gross proceeds | $		$ 12,500				$ 8,979
Follow On Offering
Related Party Transaction [Line Items]
Number of officers | item				1
Number of shares sold to 1 investor				14,286
Proceeds from issuance of shares to 1 investor | $				$ 100
Number of shares sold to 1 investor who is an affiliate of 1 officer and board member				71,429
Proceeds from issuance of shares to 1 investor who is an affiliate of 1 officer and board member | $				$ 500
Issuance of stock (in shares) | shares	3,142,858			3,592,858
Number of investor | item				1
Three Board Members | Private placement
Related Party Transaction [Line Items]
Number of board members | director		3
Issuance of stock (in shares) | shares		56,678
Gross proceeds | $		$ 500
One Board Member | Private placement
Related Party Transaction [Line Items]
Number of board members | director		1
Issuance of stock (in shares) | shares		52,798
Gross proceeds | $		$ 500
Number of investor | person		1